Stock Options And Restricted Shares (Details 1)	12 Months Ended
Mar. 31, 2020 $ / shares shares
Stock Options And Restricted Shares [Abstract]
Number of Options, Outstanding beginning balance
Number of Options, Granted	410,000
Number of Options, Exercised
Number of Options, Cancelled	(25,000)
Number of Options, Outstanding ending balance	385,000
Number of Options Exercisable	385,000
Weighted Average Exercise price, Outstanding beginning balance | $ / shares
Weighted Average Exercise price, Granted | $ / shares	1.97
Weighted Average Exercise price, Outstanding ending balance | $ / shares	1.97
Weighted Average Exercise price, Exercisable | $ / shares	$ 1.97
Weighted average remaining contractual life, Outstanding ending balance	4 years 4 months 9 days
Weighted average remaining contractual life, Exercisable	4 years 4 months 9 days